Unsecured senior notes - Maturity schedule (Details) - Unsecured senior notes ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
Future principal payments
Within 1 year	¥ 16,261
Between 1 to 2 years	0
Between 2 to 3 years	0
Between 3 to 4 years	18,429
Between 4 to 5 years	0
Thereafter	68,295
Total principal amount	102,985		¥ 102,530
Level 2
Unsecured senior notes
Fair value	¥ 86,719	$ 11,999	¥ 85,886	$ 12,523